Liquidity and Capital Resources (Details) - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($)				1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 07, 2021	Jun. 04, 2021	May 13, 2021	Jun. 30, 2021	Jul. 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity and Capital Resources (Details) [Line Items]
Accumulated deficit				$ (2,519,439)		$ (2,391,139)	$ (2,244,054)
Shares issued from conversion (in Shares)						25,000,000
Accumulated deficit						$ 2,391,139,000
Report date						$ 19,196,000
Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Cash received from reverse recapitalization transaction					$ 991,053,000
Payments to active and former employees					9,592,000
Payments to other vendors					17,466,000
Principal amounts converted or repaid					116,518,000
Related party notes payable [Member] | Affiliated Entity [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts in default				147,093,000
Related party notes payable [Member] | Affiliated Entity [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Payments to settle debt					31,820,000
Principal amounts converted or repaid					60,104,000
Business Acquisition [Member]
Liquidity and Capital Resources (Details) [Line Items]
Accumulated deficit				(2,519,439,000)
Class A-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts converted					119,191,029,000
Class A-2 Convertible Preferred Stock [Member] | Related party notes payable [Member] | Affiliated Entity [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts converted					$ 130,479,000
Class A-1 Convertible Preferred Stock [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts converted			$ 90,869
Class A-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Shares issued from conversion (in Shares)					15,792,771
Class A-3 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Shares issued from conversion (in Shares)					1,281,976
Convertible Debt [Member]
Liquidity and Capital Resources (Details) [Line Items]
Payments to settle debt	$ 5,367,000			$ 28,355,000
Shares issued from conversion (in Shares)				10,456,642
Notes payable [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts in default				$ 40,935,000
Notes payable [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Payments to settle debt					$ 57,691,000
Notes payable [Member] | Class A-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts converted					56,000,000
Notes payable [Member] | Class A-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts converted					17,600,000
Notes payable [Member] | Class A-3 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts converted					1,500,000
Vendor Trust [Member] | Convertible Debt [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal amounts converted or repaid		$ 14,166,000
Vendor Trust [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Liquidity and Capital Resources (Details) [Line Items]
Payments to settle debt					$ 28,355,000